FOREIGN EXCHANGE POSITION (Details) (EUR €) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 31,263	€ 33,578	€ 29,679
Fair value as of the balance sheet date of foreign currency total liabilities	€ 25,370	€ 26,121	€ 22,769